Long-Term Debt and Capital Lease Obligations	6 Months Ended
Jun. 30, 2011
Long-term Debt and Capital Lease Obligations [Abstract]
Debt and Capital Leases Disclosures [Text Block]
Long-Term Debt
Long-term debt consists of the following:

	June 30, 2011	December 31, 2010
	(unaudited)
6.75 - 7.10% Cleveland County Industrial Revenue Bonds secured by real property final payment due December 1, 2024	$3,245,000	$3,245,000
5.75-9.00% Real estate loans secured by real property final payments due September 22, 2015 and August 1, 2028	3,093,877	3,157,455
10.00% Unsecured note payable due to officer, final payment due July 25, 2013	785,888	840,747
5.50% Unsecured note payable, final payment due November 26, 2015	729,067	758,205
8.75% Equipment loan secured by manufacturing equipment final payment due March 3, 2012	303,333	535,470
Various equipment and real estate loans with interest rates from 8.99-9.56% and due dates from 2016-2021	138,825	154,097
Total long-term debt	8,295,990	8,690,974
Less current portion	1,047,367	1,185,034
Net long-term debt	$7,248,623	$7,505,940
The Industrial Development Revenue Bonds issued by Cleveland County Industrial Authority contain certain financial covenants as follows:
Debt Service Coverage Ratio: The Company is required to maintain a debt service coverage ratio of at least1.50x to 1.00. The ratio will be reported to the Trustee and notice given to Beneficial Owners quarterly for each of the previous four quarters. If the debt service coverage ratio reported for each of the previous four quarters is less than 1.50x to 1.00, the Company is required to retain a consultant. The actual debt service coverage ratio as of June 30, 2011 is 0.55x to 1.00.
Current Ratio: The Company is required to maintain a current ratio of 1.10x to 1.00 calculated as of the last day of each calendar quarter beginning after January 1, 2006. The actual current ratio as of June 30, 2011 is 0.81x to 1.00.
Debt to Equity Ratio: The Company is required to maintain a debt to equity ratio of not more than 4.00x to 1.00 calculated as of the last day of each calendar quarter beginning after January 1, 2006. The actual debt to equity ratio as of June 30, 2011 is 0.94x to 1.00.
Accounts Payable: The Company agrees that not more than 10 percent of its accounts payable shall be in excess of 75 days past due. The actual percentage as of June 30, 2011 is 1.98 percent.
Accounts Receivable: The Company agrees that not more than 20 percent of accounts receivable will be in excess of 90 days past due. The actual percentage as of June 30, 2011 is 0.06 percent.
The Company is currently in violation of the Debt Service Coverage Ratio and Current Ratio covenants under the terms of its industrial revenue bond agreement. Noncompliance with the current ratio has resulted in an increase in the interest rate on each of the Bonds of 1% until the Company is in compliance with the required ratio.
Annual Debt Service Requirements
The annual principal payment requirements to maturity, for long-term debt at June 30, 2011 are as follows:

Twelve-Month Period Ending June 30	Long-Term Debt

2012	$1,047,367
2013	765,015
2014	1,565,110
2015	858,774
2016	416,769
Thereafter	3,642,955
Principal outstanding at June 30, 2011	$8,295,990